SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Recapitalization Costs	$ 2,010